Business Segment Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues from external customers	$ 274,035	$ 1,131,657	$ 1,629,100
Interest expense	4,704	15,467	17,494
Loss before income taxes	(38,407)	(16,706)	(290,795)
Operating segments
Disclosure of operating segments [line items]
Revenues from external customers	274,035	1,131,657	1,629,100
Interest expense	4,931	15,751	17,642
Loss before income taxes	(38,407)	(16,706)	(290,795)
Operating segments | Merchant banking
Disclosure of operating segments [line items]
Revenues from external customers	256,412	1,095,896	1,593,879
Interest expense	4,931	15,751	17,631
Loss before income taxes	(28,254)	(13,785)	(290,342)
Operating segments | All other segments
Disclosure of operating segments [line items]
Revenues from external customers	17,623	35,761	35,221
Interest expense	0	0	11
Loss before income taxes	(10,153)	(2,921)	(453)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers	1,872	2,335	1,880
Elimination of intersegment amounts | Merchant banking
Disclosure of operating segments [line items]
Revenues from external customers	1,668	1,975	1,705
Elimination of intersegment amounts | All other segments
Disclosure of operating segments [line items]
Revenues from external customers	$ 204	$ 360	$ 175